STOCKHOLDERS' EQUITY - Common Stock Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 23, 2021	Dec. 31, 2022	Dec. 31, 2021
Common Stock Warrants
Number of shares
Warrants outstanding at beginning of the year		985,533
Exercised		0	0
Granted			985,533
Warrants outstanding at end of the year		985,533	985,533
Weighted-Average Exercise Price
Warrants outstanding at beginning of the year		$ 2.00
Granted			$ 2.00
Warrants outstanding at end of the year		$ 2.00	$ 2.00
Weighted Average Remaining Contractual Term (years)
Warrants outstanding at beginning of the year		4 years 1 month 24 days
Granted			5 years
Warrants outstanding at end of the year		3 years 1 month 24 days	4 years 1 month 24 days
Warrants issued	985,533
Warrants exercisable price	$ 2.00		$ 0.91
Fair value of warrant			$ 896
Warrants
Number of shares
Granted		0
Pre Funded Warrants
Number of shares
Warrants outstanding at beginning of the year		2,168,000
Granted			2,168,000
Warrants outstanding at end of the year		2,168,000	2,168,000
Weighted-Average Exercise Price
Warrants outstanding at beginning of the year		$ 0.01
Granted			$ 0.01
Warrants outstanding at end of the year		$ 0.01	$ 0.01
Weighted Average Remaining Contractual Term (years)
Warrants issued	2,168,000	0	0
Warrants exercisable price	$ 0.01	$ 0.01	$ 0.01
Fair value of per warrant			1.99
Exercise less amount			$ 2.00
Proceeds from Warrant	$ 4,314